John Deere Owner Trust 2020	EXHIBIT 99.3
Servicer’s Certificate

$299,500,000   Class A-1  1.10000%  Asset Backed Notes due March 15, 2021

$335,000,000   Class A-2  1.01%  Asset Backed Notes due January 17, 2023

$296,850,000   Class A-3  1.10%  Asset Backed Notes due August 15, 2024

$79,190,000   Class A-4  1.21%  Asset Backed Notes due November 16, 2026

$25,918,396 Overcollateralization

Scheduled Payment Date (30/360)				15-Jan-21
Actual Payment Date (A/360)				15-Jan-21
Collection Period Begin Date				30-Nov-20
Collection Period End Date				27-Dec-20
Days in accrual period (30/360)				30

Days in accrual period (ACT/360)				31

(1)	Total Distribution Amount:			$31,860,585.72
	(a)	Total cash receipts during the month:		$29,705,641.16
	(b)	Administrative repurchases during the month:		$2,154,900.67
	(c)	Investment earnings on cash accounts:		$43.89
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$583,298.50
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$231,336.08
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$272,112.50
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$79,849.92
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$29,120,767.14
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$29,120,767.14
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$29,120,767.14

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$29,704,065.64

(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,364,584.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):		$0.00
	(e)	Ending Balance (after giving effect to all distributions):		$10,364,584.00
	(f)	Specified Reserve Account Balance:		$10,364,584.00

(7)	Servicing Fee:			$572,392.43
	(a)	Amount of Servicing Fee earned:		$572,392.43
	(b)	Amount of Servicing Fee paid:		$572,392.43
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$1,584,027.65
				$0.00
(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$656,904,968.02

	(b)	Note Value as of the end of the related Collection Period:		$647,692,374.20

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$25,918,396.00

	(d)	Number of Accounts at the end of the related Collection Period:		16,344

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$245,733,978.62
		(ii)	Class A-2 Note Pool Factor:	0.7335343

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$296,850,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$79,190,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,633,164.79
		(ii) % of Pool Balance:	0.24%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$132,574.09
	(ii)	Cumulative amount of net losses:	$686,907.05
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.07%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a% of the Pool Balance:	1.08%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	16,701
	(b)	Number of loans at the end of the period:	16,344
	(c)	Weighted average remaining term on receivables:	34.78
	(d)	Prepayment amount - monthly:	$4,404,652.32
	(e)	Prepayment amount - life-to-date:	$120,698,415.83
	(f)	Weighted average APR of the pool assets:	3.05%
	(g)	Pool Factor:	0.62

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.08%
	(c)	Delinquency Trigger Occurred: Y/N	N